Lease Arrangements (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets

a.	Right-of-use assets

	December 31, 2019	September 30, 2020
Carrying amounts

Buildings	$727,866	$528,751

	For the nine months ended September 30
	2019	2020
Additions to right-of-use assets	$882,670	$—

Depreciation charge for right-of-use assets
Buildings	$201,411	$199,115

Lease liabilities
b.	Lease liabilities

	December 31, 2019	September 30, 2020
Carrying amounts
Current	$264,543	$327,040
Non-current	490,835	281,149

	$755,378	$608,189

Discount rate for lease liabilities was as follows:

	December 31, 2019	September 30, 2020
Buildings	6%	6%

Other lease information
d.	Other lease information

	For the nine months ended September 30
	2019	2020
Expenses relating to short-term leases	$216,201	$105,370

Expenses relating to low-value asset leases	$6,198	$2,572

Total cash outflow for leases	$425,821	$262,121

Summary of lease commitments	All lease commitments with lease terms commencing after the balance sheet dates are as foll o ws:

	December 31, 2019	September 30, 2020
Lease commitments	$67,935	$2,867